Summary of Significant Accounting Policies - Earnings Per Share (Details) (4.25% Convertible Senior Notes)	Dec. 31, 2014	Dec. 31, 2013
4.25% Convertible Senior Notes
Debt Instrument [Line Items]
Stated interest rate on debt instrument	4.25%	4.25%